Offerings - Offering: 1	Jan. 22, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 794,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 121,561.40